Shareholders' Equity - Share-based Compensation, Awards, Intrinsic Value (Details) (USD $)	Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award Other Than Options [Line Items]
Intrinsic value RSUs, PSs	$ 207,000,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award Other Than Options [Line Items]
Intrinsic value RSUs, PSs	$ 99,000,000